Income taxes	12 Months Ended
Dec. 31, 2020
Major Components Of Tax Expense Income [Abstract]
Income taxes
26.	Income taxes

The income tax recovery reported in the consolidated statement of operations for the years ended December 31, 2020, 2019 and 2018 are as follows:

	2020	2019	2018
Current income taxes recovery	$(136)	$(348)	$(5,822)
Deferred income taxes (recovery)	(65)	111	(13,815)
Income tax recovery from continuing operations	(201)	(237)	(19,637)
Income taxes from discontinued operations (note 6)	—	41	(382)
Total income tax recovery	$(201)	$(196)	$(20,019)

The following table provides a reconciliation of the income tax recovery calculated at the combined statutory income tax rate to the income tax recovery for both continuing and discontinued operations, recognized in the consolidated statements of operations.

	2020	2019	2018
Net loss before tax from continuing operations	$(122,338)	$(234,461)	$(259,465)
Net income before tax from discontinued operations	3,380	27,512	1,550
Combined Canadian statutory income tax rate	26.5%	26.6%	26.7%
Income tax recovery at combined income tax rate	(31,524)	(55,048)	(68,863)

Increase (decrease) in income taxes resulting from:
Unrecorded potential tax benefit arising from current-period losses and other deductible temporary differences	33,238	31,962	29,693
Effect of tax rate differences in foreign subsidiaries	1,101	4,989	4,481
Non-deductible or taxable items	(157)	(696)	6,074
Change in tax rate	(1,455)	1,609	242
Write-off of previously recognized tax losses	-	—	22,415
Non-deductible loss (taxable gain) on debt renegociation	-	24,572	(8,784)
Research and development tax credit	(494)	(740)	(5,072)
Non-taxable gain on disposition of subsidiary (note 6)	(896)	(6,903)	—
Other	(14)	59	(205)
Income tax recovery	$(201)	$(196)	$(20,019)

The following table presents the nature of the deferred tax assets and liabilities that make up the balance at December 31, 2020 and 2019.

	Intangible assets	R&D expenses	Losses	Other	Total
As at January 1, 2019 Deferred tax assets	$—	$(618)	$—	$12	$(606)
Charged (credited) to profit and loss	—	111	—	(24)	87
Derecognized - discontinued operations (note 6)	—	—	—	12	12
As at December 31, 2019 Deferred tax assets	$—	$(507)	$—	$—	$(507)
Charged (credited) to profit and loss	—	(65)	—	—	(65)
As at December 31, 2020 Deferred tax assets	$—	$(572)	$—	$—	$(572)

Available temporary differences not recognized at December 31, 2020 and 2019 are as follows:

	2020	2019
Tax losses (non-capital)	$569,542	$416,816
Tax losses (capital)	305	—
Unused research and development expenses	84,556	115,491
Undeducted financing expenses	27,053	21,258
Interest expenses carried forward	32,475	5,358
Trade and other payable	1,640	4,022
Capital assets	3,392	4,673
Intangible assets	68,329	81,899
Start-up expense	5,358	4,569
Unrealized loss on exchange rate	5,430	6,612
Lease obligations	15,494	44
Other	1,071	894
	$814,646	$661,636

At December 31, 2020, the Company has non-capital losses of $574,465 of which $569,542 are available to reduce future taxable income for which the benefits have not been recognized. These losses expire at various dates from 2027 to 2040 except for the non-capital losses in the U.K. and U.S. losses that arose after 2017 which do not expire. Capital losses arising in Canada can only be utilized to shelter future capital gains. At December 31, 2020, the Company also has unused research and development expenses of $86,715 of which $84,556 are available to reduce future taxable income for which the benefits have not been recognized. These deductible expenses can be carried forward indefinitely.

At December 31, 2020, the Company also had unused federal tax credits available to reduce future income tax in the amount of $19,300 expiring between 2023 and 2040. Those credits have not been recorded and no deferred income tax assets have been recognized in respect to those tax credits.

The unused non-capital losses expire as indicated in the table below:

	Canada		Foreign
At December 31, 2020	Federal	Provincial	Countries
Losses carried forward expiring in:
2027	$3,510	$3,495	$4,774
2028	—	—	5,526
2029	76	76	2,658
2030	977	977	5,371
2031	855	855	6,380
2032	4,215	4,208	—
2033	13,763	13,758	—
2034	20,172	22,219	2,537
2035	45,396	45,308	13,086
2036	25,800	25,695	23,296
2037	35,788	35,779	32,071
2038	18,720	18,746	—
2039	47,365	47,388	—
2040	71,964	72,036	—
	$288,601	$290,540	$95,699
Not expiring - UK	—	—	126,075
Not expiring - US (post 2017)	—	—	64,091
	$288,601	$290,540	$285,865

As a result of the conversion of the parent's debt into Liminal shares on April 23, 2019, more than 50% of the issued shares of Liminal were owned by a single shareholder at December 31, 2020. US tax rules impose restrictions that will impact how $236,701 of losses are available to shelter income in future taxation years. As a result of the US restrictions, approximately $111,834 of losses will no longer be available to the company and are not presented in the available tax loss table presented above. The utilization of the remainder of the company's available US tax losses included under Foreign tax loss carryforwards above are subject to restrictions and management is evaluating strategies to be able to benefit from them. The Company has $34,923 of U.S. tax loss carryforwards which arose after April 23, 2019 not subject to these limitations. A deferred tax asset has not been recognized for any loss carryforwards at December 31, 2020.